UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value

COMMUNICATION SERVICES — 2.4%
Verizon Communications	56,210	$3,106,727

CONSUMER DISCRETIONARY — 10.9%
Darden Restaurants	15,700	1,908,492
Home Depot	12,020	2,568,554
Marriott International, Cl A	19,280	2,681,076
Starbucks	24,990	2,366,303
Target	28,580	2,469,312
Vail Resorts	7,940	1,957,369

		13,951,106

CONSUMER STAPLES — 10.5%
Archer-Daniels-Midland	65,180	2,677,594
Coca-Cola	63,790	3,357,268
Mowi ASA ADR	123,805	2,960,178
Walmart	39,700	4,382,086

		13,377,126

ENERGY — 2.4%
Valero Energy	35,950	3,064,737

FINANCIALS — 12.8%
Arthur J Gallagher	22,724	2,054,931
Fifth Third Bancorp	90,110	2,675,366
First American Financial	34,200	1,977,444
JPMorgan Chase	27,060	3,138,960
Progressive	48,880	3,958,303
Raymond James Financial	30,930	2,495,123

		16,300,127

HEALTH CARE — 15.4%
Abbott Laboratories	54,910	4,782,661
CVS Health	46,470	2,596,279
Merck	36,700	3,045,733
Pfizer	65,380	2,539,359
Quest Diagnostics	32,089	3,275,645

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
STERIS	23,440	$3,489,279

		19,728,956

INDUSTRIALS — 10.8%
Caterpillar	19,180	2,525,431
Cummins	15,130	2,481,320
Illinois Tool Works	17,840	2,751,463
Matson	31,020	1,269,028
Timken	47,750	2,182,652
Union Pacific	14,150	2,546,293

		13,756,187

INFORMATION TECHNOLOGY — 22.0%
Apple	20,020	4,265,061
Broadcom	8,850	2,566,411
Fidelity National Information Services	26,890	3,583,093
Jack Henry & Associates	19,932	2,784,500
Microchip Technology	22,480	2,122,562
Microsoft	51,568	7,027,171
QUALCOMM	26,740	1,956,298
Texas Instruments	30,480	3,810,305

		28,115,401

MATERIALS — 2.7%
Avery Dennison	30,050	3,451,843

REAL ESTATE — 5.4%
Alexandria Real Estate Equities †	21,060	3,082,342
Newmark Group Inc, Cl A	188,258	1,856,224

2

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Spirit Realty Capital†	44,020	$1,942,162

		6,880,728

UTILITIES — 2.9%
NextEra Energy	17,780	3,683,483

TOTAL COMMON STOCK (Cost $96,755,084)		125,416,421

TOTAL INVESTMENTS — 98.2% (Cost $96,755,084)		$125,416,421

Percentages are based on Net Assets of $127,758,011.
†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1300

3

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%‡

	Shares	Value

COMMUNICATION SERVICES — 18.2%
Alphabet, Cl A *	691	$841,776
Alphabet, Cl C *	912	1,109,612
Charter Communications, Cl A *	2,078	800,820
Facebook, Cl A *	7,020	1,363,495
Netflix *	1,950	629,830
T-Mobile US *	7,880	628,272
Walt Disney	3,720	531,997

		5,905,802

CONSUMER DISCRETIONARY — 12.6%
Amazon.com *	1,019	1,902,249
Home Depot	4,845	1,035,328
Marriott International, Cl A	4,950	688,347
NIKE, Cl B	5,333	458,798

		4,084,722

CONSUMER STAPLES — 3.4%
Constellation Brands, Cl A	3,240	637,697
Walmart	4,350	480,153

		1,117,850

ENERGY — 3.2%
EOG Resources	5,450	467,883
Marathon Petroleum	9,865	556,287

		1,024,170

FINANCIALS — 9.3%
Bank of America	20,260	621,577
Blackstone Group, Cl A	10,080	483,638
Brookfield Asset Management, Cl A	11,840	580,160
Progressive	8,000	647,840
S&P Global	2,729	668,469

		3,001,684

HEALTH CARE — 12.1%
Bristol-Myers Squibb	10,180	452,094
Cooper	1,935	652,869
Mettler-Toledo International *	873	660,642
Thermo Fisher Scientific	2,660	738,629
UnitedHealth Group	2,050	510,470

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Vertex Pharmaceuticals*	5,530	$921,409

		3,936,113

INDUSTRIALS — 11.9%
AMETEK	6,940	621,893
Caterpillar	4,300	566,181
Illinois Tool Works	4,355	671,672
Ingersoll-Rand	5,870	725,884
L3Harris Technologies *	3,090	641,484
Union Pacific	3,550	638,823

		3,865,937

INFORMATION TECHNOLOGY — 29.0%
Adobe *	2,665	796,462
Apple	8,486	1,807,858
Applied Materials	11,830	584,047
Broadcom	2,160	626,378
Micron Technology *	3,610	162,053
Microsoft	9,720	1,324,544
PayPal Holdings *	5,540	611,616
QUALCOMM	5,120	374,579
salesforce.com inc *	5,860	905,370
ServiceNow *	3,005	833,557
Visa, Cl A	7,660	1,363,480

		9,389,944

TOTAL COMMON STOCK (Cost $19,602,736)		32,326,222

TOTAL INVESTMENTS — 99.7% (Cost $19,602,736)		$32,326,222

Percentages are based on Net Assets of $32,424,698.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2019 (Unaudited)

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

WCM-QH-001-1700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019